Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2021	2020	2019
Salaries, Director Fees and Other Short-Term Benefits	69	21	24
Post-Employment Benefits	4	3	2
Stock-Based Compensation	72	15	22
Other Incentive Benefits	4	1	1
Termination Benefits	3	6	—
	152	46	49